Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
Note 4 - Other Receivables and Prepaid Expenses

	December 31
	2011	2012
Government institutions	$625	$1,054
Prepaid expenses	492	563
Short term severance pay deposits	-	574
Receivables under contractual obligations to be transferred to others *	-	2,377
Other receivables	830	781

	$1,947	$5,349

*The Company's subsidiary in Poland is required to collect certain fees that are to be transferred to local authorities.